Inventories (Tables)	6 Months Ended
Jun. 30, 2026
Inventories [Abstract]
Schedule of Inventories
	June 30, 2026	December 31, 2025
	U.S. dollars in thousands
Work in process	6,783	5,008
Finished goods	5,730	5,109
	12,513	10,117